Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended		30 Months Ended		31 Months Ended	34 Months Ended	50 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	70 Months Ended	74 Months Ended	85 Months Ended	89 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	126 Months Ended	146 Months Ended	149 Months Ended	152 Months Ended	158 Months Ended	174 Months Ended	192 Months Ended	196 Months Ended	202 Months Ended	216 Months Ended	219 Months Ended	222 Months Ended	264 Months Ended	273 Months Ended	282 Months Ended	291 Months Ended	327 Months Ended		345 Months Ended	354 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000156279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	42.86%										12.56%									10.62%
C000156280
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	43.00%										12.66%									10.72%
C000156278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	42.59%										12.38%									10.43%
C000233918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	14.61%			11.45%
C000233919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	14.68%			11.58%
C000233920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	14.60%			11.38%
C000232416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	8.09%						5.78%
C000232414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	8.15%						5.83%
C000232415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	8.09%						5.71%
C000200633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	43.95%										13.81%		13.94%
C000200634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	44.08%									12.94%
C000179292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	43.76%										13.61%				17.75%
C000217727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	24.85%									9.44%
C000191853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	25.06%									9.64%
C000191852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	24.68%										11.11%			12.30%
C000221236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	31.20%							6.00%
C000161820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	31.47%										9.22%								10.14%
C000086273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	31.12%										8.96%																9.31%
C000141340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	32.28%										11.85%										11.45%
C000103057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	32.45%										11.96%															11.40%
C000068053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	32.13%										11.70%																	11.14%
C000233921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	8.87%				8.77%
C000233922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	8.92%				8.85%
C000233923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	8.87%				8.69%
C000141339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	29.43%										10.99%										8.58%
C000116602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	29.55%										11.10%												8.58%
C000054562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	29.24%										10.83%																			8.32%
C000138113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	14.83%										6.30%											6.47%
C000173655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	14.95%										6.40%						6.50%
C000138112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	14.64%										6.15%											6.31%
C000141334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	26.07%										6.04%										4.89%
C000017760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	26.19%										6.13%																											5.22%
C000017761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	25.92%										5.89%																													4.98%
C000235883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	22.75%		11.19%
C000235881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	22.70%		11.25%
C000206861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	19.85%										7.37%	8.78%
C000168896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	19.88%										7.45%							7.17%
C000017762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	19.55%										7.19%																								6.02%
C000141335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	26.68%										12.69%										8.48%
C000037860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	26.81%										12.79%																				8.54%
C000017763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	26.51%										12.53%																							8.29%
C000141336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	16.14%										9.55%										9.29%
C000017764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	16.27%										9.65%																										9.84%
C000017765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	15.96%										9.40%																												9.58%
C000141337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	20.80%										9.54%										7.28%
C000110142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	20.90%										9.62%														7.37%
C000017766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	20.67%										9.38%																									7.14%
C000217733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	32.47%								12.44%
C000217731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	32.54%								12.51%
C000217732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	32.32%								12.35%
C000177293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	24.61%										7.40%					11.27%
C000113863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	24.75%										7.50%													10.79%
C000017767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	24.46%										7.26%																														10.54%
C000235949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	23.83%	10.88%
C000034765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	23.86%										5.33%																					5.01%
C000063255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	23.70%										5.19%																		4.91%
C000141338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	24.29%										13.85%										10.59%
C000103056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	24.33%										13.90%															10.35%
C000017872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	24.10%										13.67%																						10.11%
C000234511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
Average Annual Return, Percent	26.27%					5.85%
C000234512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	26.18%					5.88%
C000234513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Average Annual Return, Percent	26.05%					5.75%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.75%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																				4.70%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.75%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																				4.70%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.75%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																				4.70%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				4.62%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				4.62%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				4.62%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.61%)
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.61%)
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.61%)
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.98%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent													14.23%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										14.91%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.98%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent															14.64%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										11.27%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										11.27%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent														10.61%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								12.26%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																			10.63%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																											9.39%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					9.60%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																										9.39%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																												9.39%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.20%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.20%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.20%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					9.60%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																							9.39%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											12.19%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																														9.39%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											0.30%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																						1.87%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											0.30%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																	1.31%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											0.30%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																						1.87%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					5.88%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																						5.71%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																								5.71%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent			11.82%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent			11.82%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												7.49%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																		7.55%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																			5.22%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					5.88%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																															5.71%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.20%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																		5.71%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					12.77%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																					12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																							12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					12.77%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																									12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																				12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									17.51%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									17.51%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									17.51%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											9.39%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																8.11%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											9.39%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																								8.78%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											9.39%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																									8.78%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		7.95%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.75%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																4.02%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.75%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																													4.02%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					12.77%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																										12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
FR TSR AATR - Benchmark 1 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.26%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																	12.83%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						13.02%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						13.02%
FR TSR AATR - Benchmark 1 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						13.02%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				5.15%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				5.15%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				5.15%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							6.64%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							6.64%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							6.64%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.55%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										8.37%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.55%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent										8.37%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.55%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											9.20%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent														7.82%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.18%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.18%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.18%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											4.55%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																						4.95%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											4.55%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.11%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											4.55%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																						4.95%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					5.52%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																						5.22%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																								5.22%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent			10.08%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent			10.08%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.26%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												7.10%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.65%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												5.91%
FR TSR AATR - Benchmark 4 - 1 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%
FR TSR AATR - Benchmark 4 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.21%
FR TSR AATR - Benchmark 4 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent												7.75%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.26%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																		6.84%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.65%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																		6.34%
FR TSR AATR - Benchmark 4 - 1 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%
FR TSR AATR - Benchmark 4 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.21%
FR TSR AATR - Benchmark 4 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																		7.31%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.26%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																			5.57%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											5.65%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																			6.41%
FR TSR AATR - Benchmark 4 - 1 Year
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%
FR TSR AATR - Benchmark 4 - 5 Year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.21%
FR TSR AATR - Benchmark 4 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																			6.08%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					5.52%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																															5.22%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											7.59%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																		5.22%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					9.68%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.48%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					10.71%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																					10.19%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.48%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																					11.30%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																							10.19%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.48%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																							11.30%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					9.68%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.33%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					8.51%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																									10.19%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.33%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																									8.93%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											11.30%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																				10.19%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.33%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																				8.93%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.82%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																8.88%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.82%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																								8.95%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											8.82%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																									8.95%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.64%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					13.13%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.69%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																					9.31%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.64%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																										13.10%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.69%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																										9.23%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%
FR TSR AATR - Benchmark 2 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											15.64%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																	13.10%
FR TSR AATR - Benchmark 3 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%
FR TSR AATR - Benchmark 3 - 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent											10.69%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent																																	9.23%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						8.01%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						8.01%
FR TSR AATR - Benchmark 2 - 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						8.01%